UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (45.3%)
$5,000	ABN Amro Securities LLC, (dated 09/30/14; proceeds $5,000,003; fully collateralized by various U.S. Government agency securities, 3.50% - 5.50% due 01/01/39 - 05/01/43; valued at $5,150,001)	0.02%		10/01/14	$5,000,000
500	ABN Amro Securities LLC, (dated 09/15/14; proceeds $500,113; fully collateralized by various Common Stocks; valued at $525,004) (Demand 10/07/14)	0.27	(a)	10/15/14	500,000
250	Barclays Capital, Inc., (dated 09/15/14; proceeds $250,504; fully collateralized by various Common Stocks and a Convertible Bond, 2.75% due 04/01/19; valued at $264,243) (Demand 10/01/14)	0.66	(a)	01/03/15	250,000
9,940	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $9,940,000; fully collateralized by various U.S. Government agency securities, 1.63% - 4.50% due 08/01/28 - 06/20/44; valued at $10,238,201)	0.00		10/01/14	9,940,000
1,000	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $1,000,005; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,050,018)	0.18		10/01/14	1,000,000
1,250	Credit Suisse Securities USA, (dated 09/17/14; proceeds $1,250,660; fully collateralized by a Corporate Bond, 6.50% due 10/01/20; valued at $1,328,173)	0.63		10/17/14	1,250,000
250	ING Financial Markets LLC, (dated 09/30/14; proceeds $250,001; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $267,257)	0.13		10/01/14	250,000
250	ING Financial Markets LLC, (dated 09/15/14; proceeds $250,044; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $267,257) (Demand 10/07/14)	0.21	(a)	10/15/14	250,000
200	ING Financial Markets LLC, (dated 09/18/14; proceeds $200,034; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $213,806) (Demand 10/07/14)	0.21	(a)	10/17/14	200,000
250	ING Financial Markets LLC, (dated 09/30/14; proceeds $250,002; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $267,257)	0.26		10/01/14	250,000
125	ING Financial Markets LLC, (dated 09/09/14; proceeds $125,035; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $133,629) (Demand 10/07/14)	0.35	(a)	10/08/14	125,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $501,744; fully collateralized by various Common Stocks, a Convertible Bond, 3.25% due 12/15/35 and various Preferred Stocks; valued at $528,507) (Demand 10/01/14)	0.46	(a)	11/04/14	500,000
250	RBC Capital Markets LLC, (dated 07/11/14; proceeds $250,206; fully collateralized by various Corporate Bonds, 3.38% - 9.25% due 05/01/16 - 04/15/40; valued at $265,000) (Demand 10/07/14)	0.33	(a)	10/09/14	250,000

250	RBC Capital Markets LLC, (dated 09/12/14; proceeds $250,215; fully collateralized by various Corporate Bonds, 5.00% - 9.25% due 03/15/18 - 04/15/40; valued at $265,001) (Demand 10/07/14)	0.33	(a)	12/15/14	250,000
500	TD Securities USA LLC, (dated 09/30/14; proceeds $500,001; fully collateralized by various Corporate Bonds, 4.20% - 4.60% due 02/15/21 - 08/15/34 and U.S. Government agency securities, 3.00% - 5.00% due 01/01/25 - 08/01/44; valued at $515,484)	0.06		10/01/14	500,000
250	Wells Fargo Securities LLC, (dated 07/28/14; proceeds $250,316; fully collateralized by a Corporate Bond, 7.75% due 07/15/21; valued at $265,001)	0.50		10/27/14	250,000
	Total Repurchase Agreements (Cost $20,765,000)				20,765,000

	Certificates of Deposit (14.8%)
	International Banks
250	Banco Del Estado De Chile	0.19		10/01/14	250,000
750	Bank of Montreal	0.19		12/10/14	750,000
1,500	Credit Industriel et Commercial	0.33		10/03/14 - 01/26/15	1,500,000
750	Sumitomo Mitsui Banking Corp.	0.21 - 0.23		10/01/14	750,000
1,500	Sumitomo Mitsui Trust Bank Ltd.	0.08		10/02/14	1,500,000
2,000	Swedbank AB	0.04		10/07/14	2,000,000
	Total Certificates of Deposit (Cost $6,750,000)				6,750,000

		COUPON RATE(a)	DEMAND DATE(b)
	Floating Rate Notes (13.3%)
	Domestic Banks (1.7%)
800	U.S. Bank NA	0.17%	10/09/14 - 10/23/14	12/09/14 - 03/23/15	800,000

	International Banks (11.6%)
700	Bank of Nova Scotia	0.24	11/17/14	02/17/15	700,000
2,250	Rabobank Nederland NY	0.28 - 0.31	10/06/14 - 12/23/14	11/28/14 - 07/06/15	2,250,000
750	Toronto Dominion Bank	0.23	10/06/14 - 10/22/14	06/08/15 - 07/22/15	750,000
1,600	Westpac Banking Corp.	0.24 - 0.25	11/06/14 - 12/15/14	12/15/14 - 05/06/15	1,599,979
					5,299,979
	Total Floating Rate Notes (Cost $6,099,979)				6,099,979

		ANNUALIZED YIELD ON DATE OF PURCHASE

	Commercial Paper (13.2%)
	Food & Beverage (0.9%)
400	Nestle Capital Corp. (c)	0.18%	10/22/14	399,958
	International Banks (12.3%)
150	Banque Et Caisse	0.23	01/06/15	149,907
400	Commonwealth Bank of Australia	0.20	12/05/14	399,856
750	DBS Bank Ltd. (c)	0.23 - 0.24	10/28/14 - 11/26/14	749,770
250	DBS Bank Ltd.	0.24	11/25/14	249,908
1,500	Kreditanstalt Fuer Wiederaufbau	0.07	10/03/14	1,499,994
250	Macquarie Bank Ltd.	0.23	11/07/14	249,941

500	Nordea Bank AB (c)	0.23	10/22/14	499,934
1,250	Sumitomo Mitsui Banking Corp.	0.21	10/03/14	1,249,986
250	Sumitomo Mitsui Trust Bank Ltd.	0.12	10/02/14	249,999
350	United Overseas Bank Ltd. (c)	0.31	03/24/15	349,493
				5,648,788
	Total Commercial Paper (Cost $6,048,746)			6,048,746

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE

	Extendible Floating Rate Notes (13.1%)
	Domestic Banks (7.1%)
1,500	JP Morgan Chase Bank NA	0.35%	12/08/14	03/07/19	1,500,000
	(Extendible Maturity Date 10/07/15)
1,750	Wells Fargo Bank NA	0.32	10/20/14 - 12/15/14	03/20/19 - 07/15/19	1,750,000
	(Extendible Maturity Date 10/15/15 - 10/20/15)
					3,250,000
	International Banks (6.0%)
750	Bank of Nova Scotia	0.34	10/30/14	01/31/19	750,000
	(Extendible Maturity Date 10/30/15)
1,000	Royal Bank of Canada	0.32	10/01/14	04/01/19	999,961
	(Extendible Maturity Date 10/01/15)
1,000	Svenska Handelsbanken AB (c)	0.28	10/15/14	05/13/16	1,000,000
	(Extendible Maturity Date 03/13/15)
					2,749,961
	Total Extendible Floating Rate Notes (Cost $5,999,961)				5,999,961

	Total Investments (Cost $45,663,686) (d)			99.7%	45,663,686
	Other Assets in Excess of Liabilities			0.3	157,290
	Net Assets			100.0%	$45,820,976

(a)                                                                                 Rate shown is the rate in effect at September 30, 2014.

(b)                                                                                 Date of next interest rate reset.

(c)                                                                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                                                                 The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • September 30, 2014 (unaudited) continued

NUMBER OF SHARES		VALUE
	Common Stocks (94.6%)
	Aerospace & Defense (2.4%)
2,840	TransDigm Group, Inc.	$523,497

	Automobiles (3.8%)
3,400	Tesla Motors, Inc. (a)	825,112

	Biotechnology (1.7%)
1,060	Alnylam Pharmaceuticals, Inc. (a)	82,786
145	Intercept Pharmaceuticals, Inc. (a)	34,320
10,254	Ironwood Pharmaceuticals, Inc. (a)	132,840
539	Pharmacyclics, Inc. (a)(b)	63,295
1,293	Seattle Genetics, Inc. (a)	48,074
		361,315
	Commercial Services & Supplies (1.6%)
4,335	Edenred (France)	106,960
2,044	Stericycle, Inc. (a)	238,249
		345,209
	Communications Equipment (0.8%)
1,795	Palo Alto Networks, Inc. (a)	176,090
	Diversified Financial Services (5.3%)
6,661	McGraw Hill Financial, Inc.	562,521
12,227	MSCI, Inc. (a)	574,914
		1,137,435
	Electrical Equipment (0.4%)
1,480	SolarCity Corp. (a)(b)	88,208

	Food Products (6.7%)
2,522	Keurig Green Mountain, Inc.	328,188
5,478	McCormick & Co., Inc.	366,478
7,783	Mead Johnson Nutrition Co.	748,880
		1,443,546
	Health Care Equipment & Supplies (4.4%)
2,087	Intuitive Surgical, Inc. (a)	963,818

	Health Care Providers & Services (0.2%)
4,423	Qualicorp SA (Brazil) (a)	43,765

	Health Care Technology (3.1%)
5,140	athenahealth, Inc. (a)	676,887

	Hotels, Restaurants & Leisure (4.6%)
11,909	Dunkin’ Brands Group, Inc. (b)	533,761
2,826	Panera Bread Co., Class A (a)	459,847
		993,608
	Information Technology Services (5.1%)
3,998	FleetCor Technologies, Inc. (a)	568,196
7,290	Gartner, Inc. (a)	535,596
		1,103,792
	Insurance (3.1%)
4,192	Arch Capital Group Ltd. (a)	229,386
17,196	Progressive Corp. (The)	434,715
		664,101
	Internet & Catalog Retail (4.0%)
3,977	Ctrip.com International Ltd. ADR (China) (a)	225,734
18,577	Groupon, Inc. (a)	124,094
2,180	TripAdvisor, Inc. (a)	199,296
2,302	Zalando SE (Germany) (a)	62,512
6,639	zulily, Inc., Class A (a)(b)	251,552
		863,188

	Internet Software & Services (14.0%)
15,229	Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $137,809; acquired 05/01/12)	286,000
4,877	LinkedIn Corp., Class A (a)	1,013,392
1,215	MercadoLibre, Inc. (Brazil) (b)	132,010
8,970	Pandora Media, Inc. (a)	216,715
2,491	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	168,068
20,067	Twitter, Inc. (a)	1,035,056
10,228	Youku Tudou, Inc. ADR (China) (a)	183,286
		3,034,527
	Life Sciences Tools & Services (5.3%)
6,982	Illumina, Inc. (a)	1,144,490

	Machinery (1.9%)
7,099	Colfax Corp. (a)	404,430

	Media (1.2%)
153	Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $163,577; acquired 03/08/12)	262,124

	Oil, Gas & Consumable Fuels (0.8%)
2,611	Range Resources Corp.	177,052

	Pharmaceuticals (3.7%)
8,248	Endo International PLC (a)	563,668
6,627	Zoetis, Inc.	244,868
		808,536
	Professional Services (4.9%)
4,188	IHS, Inc., Class A (a)	524,296
9,001	Verisk Analytics, Inc., Class A (a)	548,071
		1,072,367
	Software (11.4%)
11,568	FireEye, Inc. (a)	353,518
1,969	NetSuite, Inc. (a)	176,304
4,340	ServiceNow, Inc. (a)	255,105
3,869	Solera Holdings, Inc.	218,057
10,881	Splunk, Inc. (a)	602,372
1,653	Tableau Software, Inc., Class A (a)	120,091
8,070	Workday, Inc., Class A (a)	665,775
27,263	Zynga, Inc., Class A (a)	73,610
		2,464,832
	Tech Hardware, Storage & Peripherals (1.0%)
1,933	3D Systems Corp. (a)(b)	89,633
1,047	Stratasys Ltd. (a)	126,457
		216,090
	Textiles, Apparel & Luxury Goods (3.2%)
3,964	Lululemon Athletica, Inc. (Canada) (a)	166,527
7,384	Michael Kors Holdings Ltd. (a)	527,144
		693,671
	Total Common Stocks (Cost $16,330,240)	20,487,690

	Convertible Preferred Stocks (0.1%)
	Internet & Catalog Retail (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost - $80,261; acquired 12/02/11)	5,168

	Internet Software & Services (0.1%)
1,479	Dropbox, Inc., Series A (a)(c)(d)(e) (acquisition cost - $13,384; acquired 05/25/12)	27,776
	Total Convertible Preferred Stocks (Cost $93,645)	32,944

	Preferred Stocks (1.3%)
	Internet & Catalog Retail (0.7%)
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(c)(d)(e) (acquisition cost - $45,183; acquired 10/04/13)	142,063

	Software (0.6%)
14,953	Palantir Technologies, Inc., Series G (a)(c)(d)(e) (acquisition cost - $45,756; acquired 07/19/12)	89,718
3,398	Palantir Technologies, Inc., Series H (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	20,388
3,398	Palantir Technologies, Inc., Series H1 (a)(c)(d)(e) (acquisition cost - $11,927; acquired 10/25/13)	20,388
		130,494
	Total Preferred Stocks (Cost $114,793)	272,557

NOTIONAL AMOUNT
	Call Options Purchased (0.0%)
	Foreign Currency Options
286,705	USD/CNY December 2014 @ CNY 6.50	19
3,564,297	USD/CNY December 2014 @ CNY 6.50	271
4,008,298	USD/CNY December 2014 @ CNY 6.50	333
	Total Call Options Purchased (Cost $24,732)	623

NUMBER OF SHARES (000)
Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.3%)
498	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f) (Cost $498,466)	498,466

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.4%)
$41	BNP Paribas Securities Corp. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $41,154; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 02/25/28; valued at $41,977)	41,154
44	Merrill Lynch & Co., Inc. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $44,490; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 03/15/39 - 08/15/49; valued at $45,380)	44,490
	Total Repurchase Agreements (Cost $85,644)	85,644
	Total Securities held as Collateral on Loaned Securities (Cost $584,110)	584,110

NUMBER OF SHARES (000)
	Investment Company (2.3%)
503	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $503,228)		503,228
	Total Short-Term Investments (Cost $1,087,338)		1,087,338

	Total Investments (Cost $17,650,748) (g)	101.0%	21,881,152
	Liabilities in Excess of Other Assets	(1.0)	(215,486)
	Net Assets	100.0%	$21,665,666

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were $643,769 and $672,040, respectively. The Portfolio received cash collateral of $586,752, of which $584,110 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash collateral of $2,642, which is not reflected in the Portfolio of Investments. The remaining collateral of $85,288 was received in the form of U.S. Government agency securities and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to $853,625 and represents 3.9% of net assets.

(d)	Illiquid security.
(e)

At September 30, 2014, the Portfolio held fair valued securities valued at $853,625, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer;  (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$20,765,000	$—	$20,765,000
Certificates of Deposit	—	6,750,000	—	6,750,000
Floating Rate Notes	—	6,099,979	—	6,099,979
Commercial Paper	—	6,048,746	—	6,048,746
Extendible Floating Rate Notes	—	5,999,961	—	5,999,961
Total Assets	$—	$45,663,686	$—	$45,663,686

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$523,497	$—	$—	$523,497
Automobiles	825,112	—	—	825,112
Biotechnology	361,315	—	—	361,315
Commercial Services & Supplies	345,209	—	—	345,209
Communications Equipment	176,090	—	—	176,090
Diversified Financial Services	1,137,435	—	—	1,137,435
Electrical Equipment	88,208	—	—	88,208
Food Products	1,443,546	—	—	1,443,546
Health Care Equipment & Supplies	963,818	—	—	963,818
Health Care Providers & Services	43,765	—	—	43,765
Health Care Technology	676,887	—	—	676,887
Hotels, Restaurants & Leisure	993,608	—	—	993,608
Information Technology Services	1,103,792	—	—	1,103,792
Insurance	664,101	—	—	664,101
Internet & Catalog Retail	863,188	—	—	863,188
Internet Software & Services	2,748,527	—	286,000	3,034,527
Life Sciences Tools & Services	1,144,490	—	—	1,144,490
Machinery	404,430	—	—	404,430
Media	—	—	262,124	262,124
Oil, Gas & Consumable Fuels	177,052	—	—	177,052
Pharmaceuticals	808,536	—	—	808,536
Professional Services	1,072,367	—	—	1,072,367
Software	2,464,832	—	—	2,464,832
Tech Hardware, Storage & Peripherals	216,090	—	—	216,090
Textiles, Apparel & Luxury Goods	693,671	—	—	693,671
Total Common Stocks	19,939,566	—	548,124	20,487,690
Convertible Preferred Stocks	—	—	32,944	32,944
Preferred Stocks	—	—	272,557	272,557
Call Options Purchased	—	623	—	623
Short-Term Investments
Investment Company	1,001,694	—	—	1,001,694
Repurchase Agreements	—	85,644	—	85,644
Total Short-Term Investments	1,001,694	85,644	—	1,087,338
Total Assets	$20,941,260	$86,267	$853,625	$21,881,152

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Beginning Balance	$410,693	$23,271	$122,984
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Change in unrealized appreciation/depreciation	137,431	9,673	149,573
Realized gains (losses)	—		—
Ending Balance	$548,124	$32,944	$272,557

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$137,431	$9,673	$149,573

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

Select Mid Cap Growth Portfolio

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted Average/		Valuation from an
	September 30, 2014	Technique	Input	Range				Selected Value		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$5,168	Market Transaction Method	Proceeds from Sale of Business	$2.12		$2.12		$2.12		Increase

Preferred Stock	$142,063	Market Transaction Method	Precedent Transaction of Preferred Stock	$72.15		$72.15		$72.15		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8	x	4.8	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$286,000	Market Transaction Method	Precedent Transaction of Series C Preferred Shares	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$27,776	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.8	x	14.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$262,124	Market Transaction Method	Precedent Transaction	$1,803.40		$1,803.40		$1,803.40		Increase
			Discount for Nature of Transaction	5.0%		5.0%		5.0%		Decrease

Software

Preferred Stocks	$130,494	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.2	x	13.1	x	11.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014